Current Financial Assets and Cash and Cash Equivalents - Additional Information (Detail) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Trading securities [member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Nominal value amount	$ 29,900,000	$ 0
Trading securities [member] | Level 1 of fair value hierarchy [member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Financial assets, at fair value	29,900,000	$ 0
Furniture and equipment sales lease back [member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Restricted cash	1,000,000
Short term restricted cash	400,000
Manufacturing Facility [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Short term restricted cash	$ 20,000,000